UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (92.2%)
Argentina (6.4%)
Corporate Bonds (3.3%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)(b)		$520	$574
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,180	1,121
Provincia de Cordoba,
7.45%, 9/1/24 (a)		1,610	1,635
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,230	2,237
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,380	2,308
			7,875
Sovereign (3.1%)
Argentina Bonar Bonds,
22.81%, 10/9/17 (c)	ARS	14,020	929
Argentine Republic Government International Bond,
5.63%, 1/26/22 (a)		$1,950	1,999
6.88%, 1/26/27 (a)		1,950	1,980
7.50%, 4/22/26 (a)		730	778
Republic of Argentina,
2.50%, 12/31/38 (d)		1,750	1,107
7.13%, 7/6/36 (a)		720	699
			7,492
			15,367
Azerbaijan (0.5%)
Sovereign (0.5%)
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (a)		1,050	1,154

Brazil (4.9%)
Corporate Bonds (1.7%)
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (a)		1,318	1,173
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(c)(e)		1,290	1,355
Petrobras Global Finance BV,
6.13%, 1/17/22		644	677
7.38%, 1/17/27		880	933
			4,138
Sovereign (3.2%)
Brazilian Government International Bond,
4.25%, 1/7/25 (b)		4,956	4,888
5.00%, 1/27/45		2,988	2,674
			7,562
			11,700

Chile (1.1%)
Corporate Bond (0.6%)
Colbun SA,
4.50%, 7/10/24 (a)	1,372	1,403

Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,165
		2,568
China (3.3%)
Sovereign (3.3%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,740	5,021
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,963
3.70%, 6/10/25 (a)	780	797
		7,781
Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,551
5.00%, 6/15/45	1,930	1,945
11.75%, 2/25/20	815	1,033
		4,529
Croatia (1.0%)
Sovereign (1.0%)
Croatia Government International Bond,
5.50%, 4/4/23 (b)	2,200	2,375

Dominican Republic (1.0%)
Sovereign (1.0%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	432	448
6.88%, 1/29/26 (a)	1,215	1,337
7.45%, 4/30/44 (a)	666	736
		2,521
Ecuador (1.4%)
Sovereign (1.4%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	3,080	3,265

Egypt (1.0%)
Sovereign (1.0%)
Egypt Government International Bond,
5.88%, 6/11/25	980	961
6.13%, 1/31/22 (a)	1,320	1,375
		2,336

El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,185	1,066
8.63%, 2/28/29 (a)(b)	760	787
		1,853
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,200	1,176

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30	1,950	2,296

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	890	888

Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,360	1,383
8.75%, 12/16/20	1,030	1,172
		2,555
Hungary (1.8%)
Sovereign (1.8%)
Hungary Government International Bond,
4.00%, 3/25/19	152	158
6.38%, 3/29/21	1,050	1,185
7.63%, 3/29/41	1,970	2,866
		4,209
India (0.4%)
Corporate Bond (0.1%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)(b)	288	283

Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	766
		1,049
Indonesia (8.8%)
Sovereign (8.8%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,747
4.75%, 1/8/26 (a)	1,360	1,451
5.13%, 1/15/45 (a)	1,530	1,625
5.88%, 1/15/24 (a)	1,200	1,364
5.88%, 1/15/24	4,360	4,955
5.95%, 1/8/46 (a)	1,360	1,600
7.75%, 1/17/38	2,429	3,364
Majapahit Holding BV,
7.75%, 1/20/20	729	824

Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,136
6.45%, 5/30/44 (a)	1,720	1,946
		21,012
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)	830	793

Jamaica (1.5%)
Corporate Bond (0.4%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,150	994

Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25 (b)	380	441
7.88%, 7/28/45 (b)	870	997
8.00%, 3/15/39	1,010	1,162
		2,600
		3,594
Kazakhstan (2.6%)
Sovereign (2.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	276
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,390	1,365
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,100	2,287
KazMunayGas National Co., JSC,
9.13%, 7/2/18	2,180	2,351
		6,279
Lithuania (0.7%)
Sovereign (0.7%)
Lithuania Government International Bond,
6.63%, 2/1/22	950	1,115
7.38%, 2/11/20	500	570
		1,685
Mexico (13.8%)
Corporate Bonds (1.3%)
Alfa SAB de CV,
6.88%, 3/25/44	1,340	1,374
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (a)	1,803	1,857
		3,231
Sovereign (12.5%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)(c)	2,250	2,211
Comision Federal de Electricidad,
4.75%, 2/23/27 (a)	770	774

Mexican Bonos, Series M
6.50%, 6/10/21	MXN	46,580	2,459
Mexico City Airport Trust,
5.50%, 10/31/46 (a)(b)	$1,450		1,431
Mexico Government International Bond,
4.15%, 3/28/27		3,409	3,471
4.35%, 1/15/47		1,110	1,024
4.60%, 1/23/46		2,080	1,999
6.05%, 1/11/40		898	1,029
Petroleos Mexicanos,
4.88%, 1/24/22 (b)		1,863	1,921
5.63%, 1/23/46		2,000	1,796
6.38%, 1/23/45		2,520	2,470
6.50%, 3/13/27 (a)		1,240	1,336
6.50%, 6/2/41		2,600	2,603
6.63%, 6/15/35 - 6/15/38		2,030	2,089
6.88%, 8/4/26		860	957
8.63%, 12/1/23		1,990	2,328
			29,898
			33,129
Mongolia (1.3%)
Sovereign (1.3%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)(b)		640	700
10.88%, 4/6/21 (b)		2,170	2,506
			3,206
Namibia (0.6%)
Sovereign (0.6%)
Namibia International Bonds,
5.25%, 10/29/25 (a)		1,402	1,418

Nigeria (1.1%)
Sovereign (1.1%)
Nigeria Government International Bond,
6.38%, 7/12/23		1,430	1,456
7.88%, 2/16/32 (a)		1,100	1,150
			2,606
Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		1,530	1,599
Panama Government International Bond,
4.00%, 9/22/24		1,434	1,504
5.20%, 1/30/20		460	498
8.88%, 9/30/27		263	371
			3,972
Paraguay (1.1%)
Sovereign (1.1%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)(b)		680	710
4.70%, 3/27/27 (a)		450	457
6.10%, 8/11/44 (a)		1,420	1,530
			2,697

Peru (1.9%)
Corporate Bond (0.4%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)(b)		960	1,001

Sovereign (1.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(c)		978	1,029
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)		491	496
Peruvian Government International Bond,
6.55%, 3/14/37		1,550	2,009
			3,534
			4,535
Philippines (2.8%)
Sovereign (2.8%)
Philippine Government International Bond,
3.95%, 1/20/40		3,114	3,213
9.50%, 2/2/30		2,200	3,485
			6,698
Poland (1.3%)
Sovereign (1.3%)
Poland Government International Bond,
3.00%, 3/17/23		1,910	1,909
4.00%, 1/22/24		570	599
5.00%, 3/23/22		470	517
			3,025
Russia (7.4%)
Sovereign (7.4%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	139,800	2,385
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$14,000		14,878
5.63%, 4/4/42		400	440
			17,703
Serbia (0.6%)
Sovereign (0.6%)
Republic of Serbia,
7.25%, 9/28/21		1,245	1,422

South Africa (1.2%)
Sovereign (1.2%)
South Africa Government International Bond,
5.88%, 9/16/25		2,600	2,804

Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20		100	106

6.25%, 10/4/20 (a)	650	686
6.85%, 11/3/25 (a)	1,980	2,052
		2,844
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (a)	1,210	1,169

Turkey (4.8%)
Sovereign (4.8%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	2,100	2,179
Turkey Government International Bond,
3.25%, 3/23/23	3,100	2,849
4.88%, 4/16/43	1,800	1,549
5.63%, 3/30/21	3,600	3,766
6.88%, 3/17/36	1,000	1,086
		11,429
Ukraine (3.2%)
Sovereign (3.2%)
Ukraine Government International Bond,
7.75%, 9/1/22 - 9/1/26	8,150	7,700

Venezuela (4.4%)
Sovereign (4.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	15,570	5,490
Venezuela Government International Bond,
7.75%, 10/13/19	8,950	5,057
		10,547
Zambia (0.9%)
Sovereign (0.9%)
Zambia Government International Bond,
8.50%, 4/14/24	2,200	2,273
Total Fixed Income Securities (Cost $215,891)		220,162

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria Bond, expires 11/15/20 (c)(f)	2,250	187
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(f)	5,450	33
Total Warrants (Cost $—)		220

	Shares	Value (000)
Short-Term Investments (7.7%)
Securities held as Collateral on Loaned Securities (5.5%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	11,431,046	11,431

	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $1,047; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $1,068)	$1,047	1,047
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $603; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $615)	603	603
		1,650
Total Securities held as Collateral on Loaned Securities (Cost $13,081)		13,081

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $5,208)	5,207,718	5,208
Total Short-Term Investments (Cost $18,289)		18,289
Total Investments (100.0%) (Cost $234,180) Including $15,482 of Securities Loaned (h)(i)(j)		238,671
Liabilities in Excess of Other Assets		(13,169)
Net Assets		$225,502

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $15,482,000 and $15,788,000, respectively. The Fund received cash collateral of approximately $13,966,000, of which approximately $13,081,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of approximately $885,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,822,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(f)	Security has been deemed illiquid at March 31, 2017.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,624,000 and the aggregate gross unrealized depreciation is approximately $5,133,000 resulting in net unrealized appreciation of approximately $4,491,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	ARS	11,850		$747	4/17/17	$(19)
Citibank NA	ARS	23,100		$1,261	6/13/17	(195)
Citibank NA	$1,328		ARS	23,100	6/13/17	128
						$(86)

ARS	–	Argentine Peso
MXN	–	Mexican Peso
RUB	–	Russian Ruble

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	89.2%
Corporate Bonds	8.4
Other**	2.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $86,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$18,925	$—	$18,925
Sovereign	—	201,237	—	201,237
Total Fixed Income Securities	—	220,162	—	220,162
Warrants	—	220	—	220
Short-Term Investments
Investment Company	16,639	—	—	16,639
Repurchase Agreements	—	1,650	—	1,650
Total Short-Term Investments	16,639	1,650	—	18,289
Foreign Currency Forward Exchange Contract	—	128	—	128
Total Assets	16,639	222,160	—	238,799
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(214)	—	(214)
Total	$16,639	$221,946	$—	$238,585

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017